Document and Entity Information	Aug. 23, 2023
Details
Registrant CIK	0001739208
Document Type	8-K
Document Period End Date	Aug. 23, 2023
Entity Registrant Name	TENAYA GROUP, INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	000-56524
Entity Tax Identification Number	82-1960048
Entity Address, Address Line One	626 Wilshire Blvd., Suite 410
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90017
City Area Code	310
Local Phone Number	702-4178
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false